Contracted concessional assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Movements of Contracted Concessional Assets [Abstract]
Contracted concessional financial assets	$ 1,190,527	$ 1,161,441
Total, beginning of period	8,549,181
Total, end of period	8,161,129	8,549,181
Repayment of debt	603,070	385,964	$ 613,242
Cost [Member]
Movements of Contracted Concessional Assets [Abstract]
Total, beginning of period	10,475,828	10,633,769
Additions	1,431	10,463
Application of IFRS 16 - Leases effective January 1, 2018		62,982
Subtractions	(23,186)	(92,814)
Change in the scope of the consolidated financial statements (Note 5)	28,738	170,040
Translation differences	(81,941)	(280,680)
Reclassification and other movements	(16,273)	(27,932)
Total, end of period	10,384,597	10,475,828	10,633,769
Accumulated Amortization [Member]
Movements of Contracted Concessional Assets [Abstract]
Total, beginning of period	(1,926,647)	(1,549,499)
Application of IFRS9 - Expected Credit Losses effective January 1, 2018			(53,048)
Additions	(310,755)	(362,697)
Change in the scope of the consolidated financial statements (Note 5)		(14,131)
Translation differences	15,778	52,728
Reclassification and other movements	(1,844)
Total, end of period	(2,223,468)	(1,926,647)	$ (1,549,499)
Contracted Concessional Assets [Member]
Movements of Contracted Concessional Assets [Abstract]
Contracted concessional financial assets	819,146	843,291
Right-of-use assets	54,000	57,500
Impairment loss on contracted concessional financial assets		$ 0
Mojave [Member]
Movements of Contracted Concessional Assets [Abstract]
Assumed percentage decrease in generation		5.00%
Assumed percentage increase in discount rate		0.50%
Percentage recoverable amount exceeds carrying amount		10.00%
Mojave [Member] | Bottom of Range [Member]
Movements of Contracted Concessional Assets [Abstract]
Discount rate		4.60%
Mojave [Member] | Top of Range [Member]
Movements of Contracted Concessional Assets [Abstract]
Discount rate		5.80%
Solana [Member]
Movements of Contracted Concessional Assets [Abstract]
Repayment of debt	$ 22,200	$ 61,500
Impairment loss on contracted concessional financial assets		42,721
Recoverable amount of impairment loss		$ 1,141,209
Assumed percentage decrease in generation		5.00%
Additional impairment loss that could be recognised due to assumed percentage decrease in generation		$ 72,000
Assumed percentage increase in discount rate		0.50%
Additional impairment loss that could be recognised due to assumed increase in discount rate		$ 50,000
Solana [Member] | Bottom of Range [Member]
Movements of Contracted Concessional Assets [Abstract]
Discount rate		5.00%
Solana [Member] | Top of Range [Member]
Movements of Contracted Concessional Assets [Abstract]
Discount rate		5.80%